CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss) including noncontrolling interests	$ 362.8	$ 517.8	$ 572.5
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(918.4)	(849.8)	(207.7)
Unrealized gain (loss) on derivative instruments	20.9	7.0	35.5
Reclassification of derivative (gain) loss to income	(5.4)	2.3	(3.2)
Pension and other postretirement benefit adjustments	33.6	(136.8)	240.7
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	37.5	26.2	46.4
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	34.3	(102.2)	81.2
Total other comprehensive income (loss), net of tax	(797.5)	(1,053.3)	192.9
Comprehensive income (loss)	(434.7)	(535.5)	765.4
Comprehensive (income) loss attributable to noncontrolling interests	(2.3)	(3.8)	(5.2)
Comprehensive income (loss) attributable to Molson Coors Brewing Company	$ (437.0)	$ (539.3)	$ 760.2